UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549



                                   FORM N-CSR
                         Certified Shareholder Report of
                   Registered Management Investment Companies

                  Investment Company Act File Number: 811-3735



                              The New Economy Fund
               (Exact Name of Registrant as specified in charter)

                              333 South Hope Street
                          Los Angeles, California 90071
                    (Address of principal executive offices)




       Registrant's telephone number, including area code: (213) 486-9200

                   Date of fiscal year end: November 30, 2004

                     Date of reporting period: May 31, 2004





                                 Chad L. Norton
                     Capital Research and Management Company
                              333 South Hope Street
                          Los Angeles, California 90071
                     (name and address of agent for service)


                                   Copies to:
                           Michael J. Fairclough, Esq.
                              O'Melveny & Myers LLP
                              400 South Hope Street
                          Los Angeles, California 90071
                          (Counsel for the Registrant)

ITEM 1 - Reports to Stockholders

[logo - American Funds(R)]

The right choice for the long term(R)

THE NEW ECONOMY FUND

[front cover: woman and toddler working on a computer]

Semi-annual report for the six months ended May 31, 2004

The New Economy Fund(R) seeks to help you participate in the many investment opportunities created as society continues to shift from producing industrial goods to providing a wide array of information products and services. The fund has the flexibility to invest all over the world in industries ranging from broadcasting and publishing to banking and insurance, cellular telephones to merchandising, and health care to computer software and the Internet.

This fund is one of the 29 American Funds, the nation's third-largest mutual fund family. For more than seven decades, Capital Research and Management Company,SM the American Funds adviser, has invested with a long-term focus based on thorough research and attention to risk.

FIGURES SHOWN ARE PAST RESULTS FOR CLASS A SHARES AND ARE NOT PREDICTIVE OF RESULTS IN FUTURE PERIODS. CURRENT AND FUTURE RESULTS MAY BE LOWER OR HIGHER THAN THOSE SHOWN. SHARE PRICES AND RETURNS WILL VARY, SO INVESTORS MAY LOSE MONEY. FOR THE MOST CURRENT INFORMATION AND MONTH-END RESULTS, VISIT AMERICANFUNDS.COM. FUND RESULTS SHOWN, UNLESS OTHERWISE INDICATED, ARE AT NET ASSET VALUE. IF A SALES CHARGE (MAXIMUM 5.75%) HAD BEEN DEDUCTED, THE RESULTS WOULD HAVE BEEN LOWER.

Here are the average annual total returns on a $1,000 investment with all distributions reinvested for periods ended June 30, 2004 (the most recent calendar quarter):

CLASS A SHARES                                1 YEAR       5 YEARS     10 YEARS
Reflecting 5.75% maximum sales charge        + 15.44%      - 2.71%      + 9.22%

Results for other share classes can be found on page 28. Please see the inside back cover for important information about other share classes.

Investing for short periods makes losses more likely. Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity. Of course, investments outside the United States involve special risks such as currency fluctuations, political instability, differing securities regulations and periods of illiquidity. Global diversification can help reduce these risks. Investing in small-capitalization stocks can involve additional risks, as more fully described in the prospectus.



FELLOW SHAREHOLDERS:

We are pleased to report that The New Economy Fund posted a 6.4% return for the six months ended May 31, 2004, helped by the continued global economic recovery.

That result surpasses the 5.3% return of the unmanaged Global Service and Information Index, a subset of the MSCI World Index,SM which is a market-capitalization-weighted index that measures the returns of stock markets in 23 developed countries. This subset is 70% U.S.-weighted and consists specifically of service and information industries that together represent approximately 60% of the MSCI World Index.

The Lipper Multi-Cap Growth Funds Index, which measures 30 growth funds representing a variety of market capitalizations, posted a 4.6% return for the period.

The widely reported Standard & Poor's 500 Composite Index, an unmanaged index that tracks relatively large companies listed primarily on U.S. exchanges, gained 6.8% for the six months.

Over the past year, returns were even stronger. The fund gained 23.2% for the 12 months ended May 31, 2004, outpacing the 21.5% return of the Global Service and Information Index, the 21.3% return of the Lipper Multi-Cap Growth Funds Index and the 18.3% return of the S&P 500.

[Begin Sidebar]
RESULTS AT A GLANCE
Total returns for periods ended May 31, 2004
(with all distributions reinvested)
                                              6 MONTHS     1 YEAR     LIFETIME*

The New Economy Fund                           + 6.4%      +23.2%      +12.3%
Lipper Multi-Cap Growth Funds Index            + 4.6       +21.3       +10.6
Global Service and Information Index+          + 5.3       +21.5         N/A
Standard & Poor's 500 Composite Index+         + 6.8       +18.3       +12.7

*  Average annual total return since December 1, 1983.
+  Unmanaged
[End Sidebar]


THE SIX MONTHS IN PERSPECTIVE

A number of the fund's Internet holdings continued to do well this period, particularly eBay, up 59.0%, and Yahoo!, up 42.7%, which are among the fund's top 10 holdings. We believe they are proving to be strong long-term enterprises with significant growth potential.

Some economically sensitive companies also enjoyed healthy returns, including Carnival, the cruise line operator, up 21.1%, and Target, the retail store chain, up 15.4%.

Non-U.S. stock markets also experienced a strong recovery for the period, including Europe and especially Asia. The decline of the U.S. dollar has given rise to currency gains in non-U.S. markets. One particular bright spot was Japan, which has finally shown signs that it is recovering from a more than decade-long period of economic malaise. We believe that improving fundamentals and reasonable valuations of many non-U.S. companies will continue to offer attractive investment opportunities.

Technology companies hurt the fund during the period. Throughout most of 2003, technology companies enjoyed strong capital appreciation; however, valuations rose quicker than earnings warranted, and the sector lagged the market over the past six months. Top holdings that hurt fund results include Taiwan Semiconductor Manufacturing, down 9.8%; Applied Materials, down 17.9%; and Cisco Systems, down 2.3%.

[Begin Sidebar]
WHERE THE FUND'S ASSETS ARE INVESTED

[begin pie chart]

AS OF                                           Percent of
MAY 31, 2004                                    net assets

o   United States                                  68.3%
o   Asia & Pacific Basin                           13.7
o   Europe                                         10.2
o   Other (including Canada
    & Latin America)                                1.6
o   Cash & equivalents                              6.2

[end pie chart]


[begin pie chart]

AS OF                                           Percent of
NOVEMBER 30, 2003                               net assets

o   United States                                  69.2%
o   Asia & Pacific Basin                           11.5
o   Europe                                         10.3
o   Other (including Canada
    & Latin America)                                2.3
o   Cash & equivalents                              6.7

[end pie chart]

[End Sidebar]

PROCEEDING WITH CAUTION

While we are pleased with the fund's strong returns over the past year, we are cautiously optimistic as we enter the next period. Rising inflation worldwide will inevitably lead to a rise in interest rates, which could negatively affect the stock market. Other trouble spots include the hostilities in Iraq and ongoing terrorist activity globally, which could create oil-supply problems or other global economic shocks.

Although no one can predict the events that may cause short-term fluctuations in the stock market, we manage the fund with a long-term perspective. The New Economy Fund's objective is to take advantage of growth in service and information companies worldwide, an area that we believe to be the fastest-growing segment of the global economy. Our investment philosophy, which is based on in-depth research and a value-oriented approach, has helped to produce solid returns over extended periods. Since the fund's inception on December 1, 1983, shareholders have earned an average annual total return of 12.3% as of May 31, 2004, compared with a 10.6% average annual total return for the Lipper Multi-Cap Growth Funds Index.

As always, we thank you for your continued support.

Cordially,

/s/ Gordon Crawford                 /s/ Timothy D. Armour
Gordon Crawford                     Timothy D. Armour
Chairman of the Board               President

July 14, 2004

For current information about the fund, visit americanfunds.com.



INVESTMENT PORTFOLIO, May 31, 2004                                    unaudited

[begin pie chart]
                                                Percent of
Industry diversification                        net assets

Media                                              10.76 %
Semiconductors & semiconductor equipment            6.71
Commercial banks                                    6.56
Internet & catalog retail                           5.64
Insurance                                           4.56
All other industries                               59.62
Cash & equivalents                                  6.15

[end pie chart]


                                                Percent of
Largest equity holdings                         net assets

Time Warner                                         3.95 %
InterActiveCorp                                     3.64
American International Group                        3.07
Yahoo!                                              2.25
Carnival                                            1.79
Target                                              1.73
First Data                                          1.69
Express Scripts                                     1.66
eBay                                                1.48
Freddie Mac                                         1.45


                                                                                                 SHARES OR                MARKET
EQUITY SECURITIES                                                                                PRINCIPAL                 VALUE
(COMMON AND PREFERRED STOCKS AND CONVERTIBLE DEBENTURES) - 93.85%                                  AMOUNT                  (000)

MEDIA  -  10.76%
Time Warner Inc.  (1)                                                                           17,095,000       $       291,299
News Corp. Ltd., preferred (ADR) (Australia)                                                     1,480,000                50,409
News Corp. Ltd., preferred                                                                       5,204,820                44,378
Liberty Media Corp., Class A  (1)                                                                8,460,000                92,891
Comcast Corp., Class A, special nonvoting stock  (1)                                             2,472,900                70,107
UnitedGlobalCom, Inc., Class A  (1) (formerly UGC Europe)                                        5,772,800                42,546
Reader's Digest Assn., Inc., Class A                                                             2,640,000                40,049
Gemstar-TV Guide International, Inc.  (1)                                                        7,000,000                31,500
Interpublic Group of Companies, Inc.  (1)                                                        2,100,000                30,198
Arbitron Inc.  (1)                                                                                 670,520                26,150
Viacom Inc., Class B, nonvoting                                                                    500,000                18,445
VNU NV (Netherlands)                                                                               512,000                14,929
Grupo Televisa, SA, ordinary participation certificates (ADR) (Mexico)                             345,000                14,580
Torstar Corp., Class B, nonvoting (Canada)                                                         600,000                11,822
Schibsted ASA (Norway)                                                                             525,000                 9,210
SET Satellite (Singapore) Pte. Ltd. (India) (1) (2) (3)                                            775,461                 2,323
SET India Ltd. (India) (1) (2) (3)                                                                  31,400                 1,184
NTL Inc., Series A, warrants, expire 2011                                                           52,050                   403
KirchMedia GmbH & Co. KGaA, nonvoting (Germany) (1) (2) (3)                                      1,775,000                     0


SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT  -  6.71%
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan) (1)                                        60,867,042               102,206
Applied Materials, Inc.  (1)                                                                     4,500,000                89,820
Texas Instruments Inc.                                                                           2,650,000                69,192
Altera Corp.  (1)                                                                                1,750,000                40,057
Maxim Integrated Products, Inc.                                                                    750,000                38,122
Agere Systems Inc. 6.50% convertible notes 2009                                            $    30,000,000                36,787
Rohm Co., Ltd. (Japan)                                                                             207,000                25,047
KLA-Tencor Corp.  (1)                                                                              500,000                24,090
Novellus Systems, Inc.  (1)                                                                        560,000                18,642
Advanced Micro Devices, Inc.  (1)                                                                1,000,000                15,550
Sunplus Technology Co., Ltd. (Taiwan)                                                            5,000,000                10,270
Microchip Technology Inc.                                                                          300,000                 9,513
STMicroelectronics NV (France)                                                                     370,000                 8,278
Tokyo Electron Ltd. (Japan)                                                                        100,000                 5,575
Velio Communications, Inc., Series E, convertible preferred  (1) (2) (3)                           219,780                   629
Velio Communications, Inc., Series D, convertible preferred  (1) (2) (3)                         1,258,242                   252


COMMERCIAL BANKS  -  6.56%
Wells Fargo & Co.                                                                                1,600,000                94,080
Societe Generale (France)                                                                          881,000                74,715
City National Corp.                                                                                799,800                51,643
SMFG Finance (Cayman) Ltd. 2.25% mandatorily exchangeable preferred 2005, units (Japan)      2,076,000,000                47,788
Pusan Bank (South Korea)                                                                         5,160,000                30,743
Royal Bank of Scotland Group PLC (United Kingdom)                                                  981,000                29,587
ABN AMRO Holding NV (Netherlands)                                                                1,333,238                28,267
HSBC Holdings PLC (United Kingdom)                                                               1,044,990                15,481
HSBC Holdings PLC                                                                                  588,945                 8,879
ICICI Bank Ltd. (India)                                                                          4,000,000                20,269
Bank of the Philippine Islands (Philippines)                                                    16,632,000                12,379
South Financial Group, Inc.                                                                        425,000                11,713
Silicon Valley Bancshares  (1)                                                                     310,000                11,585
PT Bank Rakyat Indonesia (Indonesia) (1)                                                        55,200,000                10,283
Bayerische Hypo- und Vereinsbank AG (Germany) (1)                                                  500,000                 8,420
Mizuho Financial Group, Inc. (Japan)                                                                 1,800                 7,781
Southwest Bancorporation of Texas, Inc.                                                            170,000                 7,123
Malayan Banking Bhd. (Malaysia)                                                                  2,332,600                 6,261
Kookmin Bank (South Korea)                                                                         180,000                 6,099


INTERNET & CATALOG RETAIL  -  5.64%
InterActiveCorp  (1)                                                                             8,575,000               268,055
eBay Inc.  (1)                                                                                   1,230,000               109,224
Amazon.com, Inc.  (1)                                                                              800,000                38,632


INSURANCE  -  4.56%
American International Group, Inc.                                                               3,083,985               226,056
XL Capital Ltd., Class A                                                                           850,000                63,453
PartnerRe Holdings Ltd. (polynational)                                                             540,000                30,175
21st Century Insurance Group                                                                     1,243,600                16,279


IT SERVICES  -  4.37%
First Data Corp. (formerly Concord EFS)                                                          2,869,000               124,199
Paychex, Inc.                                                                                    1,425,000                53,452
Acxiom Corp.                                                                                     1,500,000                36,150
Ceridian Corp.  (1)                                                                              1,580,300                35,399
Sabre Holdings Corp., Class A                                                                      800,000                20,400
Electronic Data Systems Corp.                                                                      970,000                15,860
Automatic Data Processing, Inc.                                                                    320,000                14,218
OBIC Co., Ltd. (Japan)                                                                              60,000                12,316
Teleca AB, Class B (Sweden) (1)                                                                  1,736,734                 9,823


HEALTH CARE PROVIDERS & SERVICES  -  4.12%
Express Scripts, Inc.  (1)                                                                       1,560,000               122,086
HCA Inc.                                                                                         1,550,000                60,187
Service Corp. International  (1)                                                                 6,850,000                49,320
Aetna Inc.                                                                                         525,000                42,630
Caremark Rx, Inc.  (1)                                                                             500,000                15,600
Henry Schein, Inc.  (1)                                                                            200,000                13,432


DIVERSIFIED TELECOMMUNICATION SERVICES  -  4.08%
Royal KPN NV (Netherlands)                                                                      14,213,000               102,872
Telefonica, SA (Spain)                                                                           3,987,154                57,863
Sprint Corp. - FON Group (formerly Sprint Corp. - PCS Group)                                     3,195,000                56,743
CenturyTel, Inc.                                                                                   725,000                21,670
Telekom Austria AG (Austria) (1)                                                                 1,350,290                18,822
Portugal Telecom, SGPS, SA (Portugal)                                                            1,625,743                16,719
Telenor ASA (Norway)                                                                             1,427,100                10,226
Telecom Italia SpA, nonvoting (Italy)                                                            4,672,000                10,071
Perusahaan Perseroan (Persero) PT Telekomunikasi Indonesia Tbk, Class B (Indonesia)              5,776,500                 4,616
Deutsche Telekom AG (Germany) (1)                                                                   44,400                   744


INTERNET SOFTWARE & SERVICES  -  4.05%
Yahoo! Inc.  (1)                                                                                 5,400,000               165,564
Yahoo Japan Corp. (Japan) (1)                                                                        6,959                73,139
T-Online International AG (Germany) (1)                                                          4,150,000                48,039
Homestore, Inc.  (1)                                                                             2,500,000                10,425
ProAct Technologies Corp., Series C, convertible preferred  (1) (2) (3)                          3,500,000                 1,435


SPECIALTY RETAIL  -  4.02%
Lowe's Companies, Inc.                                                                           1,600,000                85,712
Gap, Inc.                                                                                        3,200,000                77,280
Office Depot, Inc.  (1)                                                                          2,100,000                34,314
Ross Stores, Inc.                                                                                1,000,000                26,190
FAST RETAILING CO., LTD. (Japan)                                                                   310,000                22,977
Kingfisher PLC (United Kingdom)                                                                  3,860,000                20,216
Yamada Denki Co., Ltd. (Japan)                                                                     577,000                19,669
Dixons Group PLC (United Kingdom)                                                                3,556,600                 9,916


COMMERCIAL SERVICES & SUPPLIES  -  3.96%
Allied Waste Industries, Inc.  (1)                                                               6,200,000                82,212
Robert Half International Inc.                                                                   2,410,000                67,432
ServiceMaster Co.                                                                                2,900,000                35,264
Monster Worldwide Inc.  (1)                                                                      1,250,000                31,638
ChoicePoint Inc.  (1)                                                                              640,000                27,680
Adecco SA (Switzerland)                                                                            500,000                24,085
Vedior NV (Netherlands)                                                                          1,480,700                21,867
Securitas AB, Class B (Sweden)                                                                     126,100                 1,555


MULTILINE RETAIL  -  3.45%
Target Corp.                                                                                     2,850,000               127,395
Kohl's Corp.  (1)                                                                                1,850,000                87,986
Dollar General Corp.                                                                             2,000,000                38,800


COMMUNICATIONS EQUIPMENT  -  3.24%
Cisco Systems, Inc.  (1)                                                                         4,629,200               102,537
Lucent Technologies Inc. 8.00% convertible subordinated notes 2031                         $    55,000,000                61,531
QUALCOMM Inc.                                                                                      405,000                27,163
Corning Inc.  (1)                                                                                2,100,000                26,019
CIENA Corp.  (1)                                                                                 6,000,000                21,600


FOOD & STAPLES RETAILING  -  3.17%
Wal-Mart de Mexico, SA de CV, Series V (Mexico)                                                 19,730,666                59,140
Walgreen Co.                                                                                     1,350,000                47,264
Costco Wholesale Corp.                                                                           1,000,000                37,780
AEON CO., LTD. (Japan)                                                                             870,000                35,541
Performance Food Group Co.  (1)                                                                    985,000                32,347
Koninklijke Ahold NV (Netherlands) (1)                                                           1,690,000                13,076
Woolworths Ltd. (Australia)                                                                      1,000,365                 8,372


WIRELESS TELECOMMUNICATION SERVICES  -  2.71%
KDDI Corp. (Japan)                                                                                  11,377                64,361
Vodafone Group PLC (United Kingdom)                                                             21,400,000                50,258
China Unicom Ltd. (China)                                                                       50,756,900                38,750
Western Wireless Corp., Class A  (1)                                                               630,000                17,249
Maxis Communications Bhd. (Malaysia)                                                             7,265,000                16,346
AT&T Wireless Services, Inc.  (1)                                                                  900,000                12,744


HOTELS, RESTAURANTS & LEISURE  -  2.69%
Carnival Corp., units                                                                            3,100,000               132,091
Outback Steakhouse, Inc.                                                                           700,000                29,715
KangwonLand Inc. (South Korea)                                                                   1,990,200                21,621
Rank Group PLC (United Kingdom)                                                                  2,500,000                14,100
Hilton Group PLC (United Kingdom)                                                                   73,800                   358


ENERGY EQUIPMENT & SERVICES  -  2.60%
Schlumberger Ltd.                                                                                1,725,000                98,618
Weatherford International Ltd.  (1)                                                                800,000                33,208
Baker Hughes Inc.                                                                                  900,000                30,627
Noble Corp.  (1)                                                                                   850,000                29,291


CAPITAL MARKETS  -  1.49%
J.P. Morgan Chase & Co.                                                                          1,700,000                62,628
Bank of New York Co., Inc.                                                                         750,000                22,553
Investment Technology Group, Inc.  (1)                                                           1,000,000                13,650
Deutsche Bank AG (Germany)                                                                         137,800                10,882


THRIFTS & MORTGAGE FINANCE  -  1.45%
Freddie Mac                                                                                      1,830,000               106,854


ELECTRONIC EQUIPMENT & INSTRUMENTS  -  1.41%
Symbol Technologies, Inc.                                                                        2,500,000                36,825
Sanmina-SCI Corp.  (1)                                                                           3,210,000                33,962
Jabil Circuit, Inc.  (1)                                                                           537,000                15,202
Micronic Laser Systems AB (Sweden) (1)                                                           1,555,000                11,568
Flextronics International Ltd.  (1)                                                                348,500                 6,120


SOFTWARE  -  1.06%
Microsoft Corp.                                                                                  2,650,000                69,828
Oracle Corp.  (1)                                                                                  720,000                 8,150
MMC AS (Norway) (1) (2) (3)                                                                      2,500,000                     4


CONSUMER FINANCE  -  1.05%
Capital One Financial Corp.                                                                      1,000,000                70,060
LG Card Co., Ltd., 3.00% convertible bond-warrants, expire 2009 (South Korea)            KRW14,420,000,000                 7,584


CHEMICALS  -  0.79%
Nitto Denko Corp. (Japan)                                                                        1,077,000                58,073


AIRLINES  -  0.70%
Southwest Airlines Co.                                                                           2,180,000                33,812
Qantas Airways Ltd. (Australia)                                                                  4,139,400                10,029
Ryanair Holdings PLC (ADR) (Ireland) (1)                                                           250,000                 7,673


COMPUTERS & PERIPHERALS  -  0.61%
Quanta Computer Inc. (Taiwan)                                                                    5,366,820                11,908
Quanta Computer Inc. (GDR) (1) (2)                                                                 929,000                10,405
International Business Machines Corp.                                                              135,000                11,960
Anoto Group AB (Sweden) (1)                                                                      4,934,193                10,251
Novatel Wireless, Inc., Series C, warrants, expire 2004 (2) (3)                                    119,904                   164


AIR FREIGHT & LOGISTICS  -  0.55%
FedEx Corp.                                                                                        395,000                29,064
Yamato Transport Co., Ltd. (Japan)                                                                 780,000                11,548


OTHER  -  3.14%
El Paso Corp.                                                                                    3,840,900                27,693
Garmin Ltd.                                                                                        750,000                26,040
Fisher Scientific International Inc.  (1)                                                          425,000                24,399
ING Groep NV (Netherlands)                                                                         848,965                19,138
MSC Industrial Direct Co., Inc., Class A                                                           654,100                18,903
E.ON AG (Germany)                                                                                  255,000                17,692
SIRVA, Inc.  (1)                                                                                   710,000                17,558
Hong Kong and China Gas Co. Ltd. (Hong Kong)                                                    10,042,000                16,042
Mitsubishi Estate Co., Ltd. (Japan)                                                              1,200,000                14,586
Sumitomo Realty & Development Co., Ltd. (Japan)                                                  1,320,000                14,066
CapitalSource Inc.  (1)                                                                            590,500                12,832
Transurban Group (Australia) (1)                                                                 3,558,429                11,495
Scottish Power PLC (United Kingdom)                                                              1,500,000                10,891


MISCELLANEOUS  -  4.91%
Other equity securities in initial period of acquisition                                                                 361,385

TOTAL EQUITY SECURITIES (COST: $6,595,783,000)                                                                         6,912,815


                                                                                                 PRINCIPAL                MARKET
                                                                                                  AMOUNT                   VALUE
SHORT-TERM SECURITIES - 6.21%                                                                     (000)                     (000)

CORPORATE SHORT-TERM NOTES  -  4.88%
Edison Asset Securitization LLC 1.06%-1.08% due 7/8-7/22/2004 (2)                            $      55,343       $        55,269
Coca-Cola Co. 1.00%-1.06% due 6/10-7/23/2004                                                        52,900                52,866
CAFCO, LLC 1.04%-1.10% due 6/3-7/16/2004 (2)                                                        46,300                46,268
Clipper Receivables Co. LLC 1.03% due 6/1-6/7/2004 (2)                                              40,816                40,808
Triple-A One Funding Corp. LLC 1.03%-1.07% due 6/1-7/13/2004 (2)                                    25,500                25,475
IBM Credit Corp. 0.98% due 6/2/2004                                                                 25,000                24,999
Medtronic Inc. 1.00% due 6/28/2004 (2)                                                              25,000                24,980
Colgate-Palmolive Co. 1.00% due 7/1/2004 (2)                                                        25,000                24,978
DuPont (E.I.) de Nemours & Co. 0.99%-1.00% due 6/22-6/25/2004                                       21,200                21,187
Procter & Gamble Co. 0.99%-1.00% due 6/3-6/18/2004 (2)                                              20,200                20,192
Pfizer Inc 1.05% due 7/13/2004 (2)                                                                  13,500                13,483
Harvard University 1.01% due 6/1-6/25/2004                                                           9,000                 8,998


U.S. TREASURIES  -  1.19%
U.S. Treasury Bills 0.915%-1.135% due 7/15-9/23/2004                                                87,600                87,398


FEDERAL AGENCY DISCOUNT NOTES  -  0.14%
Federal Home Loan Bank 1.01% due 7/9/2004                                                           10,344                10,333


TOTAL SHORT-TERM SECURITIES (COST: $457,229,000)                                                                         457,234

TOTAL INVESTMENT SECURITIES (COST: $7,053,012,000)                                                                     7,370,049

New Taiwanese Dollar (cost: $2,376,000)                                                          NT$79,545                 2,385

OTHER ASSETS LESS LIABILITIES                                                                                             (6,384)

NET ASSETS                                                                                                            $7,366,050

(1)  Security did not produce income during the last 12 months.
(2) Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration.
(3) Valued under fair value procedures adopted by authority of the Board of Trustees.


ADR = American Depositary Receipts
GDR = Global Depositary Receipts

See Notes to Financial Statements



FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES at May 31, 2004                   unaudited

                    (dollars and shares in thousands, except per-share amounts)

ASSETS:
 Investment securities at market (cost: $7,053,012)                 $7,370,049
 Cash denominated in non-U.S. currencies
  (cost: $2,376)                                                         2,385
 Cash                                                                    1,129
 Receivables for:
  Sales of investments                                $5,223
  Sales of fund's shares                               5,161
  Dividends and interest                               9,808            20,192
                                                                     7,393,755
LIABILITIES:
 Payables for:
  Purchases of investments                            13,871
  Repurchases of fund's shares                         5,957
  Investment advisory services                         2,504
  Services provided by affiliates                      4,523
  Deferred Trustees' compensation                        646
  Other fees and expenses                                204            27,705
NET ASSETS AT MAY 31, 2004                                          $7,366,050

NET ASSETS CONSIST OF:
 Capital paid in on shares of beneficial interest                   $7,940,068
 Undistributed net investment income                                     6,197
 Accumulated net realized loss                                        (897,261)
 Net unrealized appreciation                                           317,046
NET ASSETS AT MAY 31, 2004                                          $7,366,050

SHARES  OF  BENEFICIAL  INTEREST  ISSUED  AND  OUTSTANDING  -  UNLIMITED  SHARES
AUTHORIZED

                                               Shares          Net asset value
                           Net assets        outstanding        per share (1)

Class A                    $6,913,213           359,553             $19.23
Class B                       162,687             8,750              18.59
Class C                        68,091             3,673              18.54
Class F                        56,053             2,925              19.16
Class 529-A                    29,102             1,516              19.20
Class 529-B                     5,852               310              18.84
Class 529-C                     8,398               446              18.85
Class 529-E                     1,545                81              19.10
Class 529-F                       363                19              19.18
Class R-1                       1,511                80              18.96
Class R-2                      33,731             1,780              18.95
Class R-3                      26,132             1,367              19.11
Class R-4                      11,994               624              19.21
Class R-5                      47,378             2,455              19.30

(1) Maximum offering price and redemption price per share were equal to the net asset value per share for all share classes, except for classes A and 529-A, for which the maximum offering prices per share were $20.40 and $20.37, respectively.


See Notes to Financial Statements



STATEMENT OF OPERATIONS for the six months ended May 31, 2004        unaudited

                                                         (dollars in thousands)

INVESTMENT INCOME:
 Income:
  Dividends (net of non-U.S. withholding tax of $2,865)    $34,334
  Interest                                                   6,077      $40,411

 Fees and expenses:
  Investment advisory services                              15,133
  Distribution services                                      9,919
  Transfer agent services                                    5,121
  Administrative services                                      365
  Reports to shareholders                                      272
  Registration statement and prospectus                        218
  Postage, stationery and supplies                             644
  Trustees' compensation                                       120
  Auditing and legal                                            65
  Custodian                                                    592
  State and local taxes                                         90
  Other                                                         57
  Total expenses before reimbursement                       32,596
   Reimbursement of expenses                                    68       32,528
 Net investment income                                                    7,883

NET REALIZED GAIN AND UNREALIZED DEPRECIATION
 ON INVESTMENTS AND NON-U.S. CURRENCY:
 Net realized gain on:
  Investments                                              459,940
  Non-U.S. currency transactions                               752      460,692
 Net unrealized depreciation on:
  Investments                                              (34,517)
  Non-U.S. currency translations                               (73)     (34,590)
   Net realized gain and unrealized depreciation
    on investments and non-U.S. currency                                426,102

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                   $433,985


See Notes to Financial Statements



STATEMENT OF CHANGES IN NET ASSETS                       (dollars in thousands)

                                                                  SIX MONTHS         YEAR ENDED
                                                                 ENDED MAY 31,       NOVEMBER 30,
                                                                     2004*               2003
OPERATIONS:
 Net investment income                                             $7,883              $4,244
 Net realized gain (loss) on investments and
  non-U.S. currency transactions                                  460,692            (368,130)
 Net unrealized (depreciation) appreciation
  on investments and non-U.S. currency translations               (34,590)          1,565,197
 Net increase in net assets resulting from operations             433,985           1,201,311

DIVIDENDS PAID TO SHAREHOLDERS                                     (4,277)                  -

CAPITAL SHARE TRANSACTIONS                                        (92,683)           (251,032)

TOTAL INCREASE IN NET ASSETS                                      337,025             950,279

NET ASSETS:
 Beginning of period                                            7,029,025           6,078,746
 End of period (including undistributed
  net investment income: $6,197 and $2,591, respectively)      $7,366,050          $7,029,025

*Unaudited


See Notes to Financial Statements



NOTES TO FINANCIAL STATEMENTS                                          unaudited


1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION - The New Economy Fund (the "fund") is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund seeks long-term growth of capital.

The fund offers 14 share classes consisting of four retail share classes, five CollegeAmerica savings plan share classes and five retirement plan share classes. The CollegeAmerica savings plan share classes (529-A, 529-B, 529-C, 529-E and 529-F) are sponsored by the Commonwealth of Virginia and can be utilized to save for college education. The five retirement plan share classes (R-1, R-2, R-3, R-4 and R-5) are sold without any sales charges and do not carry any conversion rights. The fund's share classes are described below:

------------------------------------------------------------------------------------------------------------------
                         Initial             Contingent deferred sales
Share class            sales charge          charge upon redemption              Conversion feature
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
Classes A and 529-A     Up to 5.75%          None (except 1% for certain         None
                                             redemptions within one year of
                                             purchase without an initial
                                             sales charge)
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
Classes B and 529-B       None               Declines from 5% to zero for        Classes B and 529-B convert to
                                             redemptions within six years        classes A and 529-A,
                                             of purchase                         respectively, after eight years
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
Class C                   None               1% for redemptions within one       Class C converts to Class F
                                             year of purchase                    after 10 years
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
Class 529-C               None               1% for redemptions within one       None
                                             year of purchase
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
Class 529-E               None               None                                None
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
Classes F and 529-F       None               None                                None
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
Classes R-1, R-2, R-3,    None               None                                None
R-4 and R-5
------------------------------------------------------------------------------------------------------------------

Holders of all share classes have equal pro rata rights to assets, dividends and liquidation proceeds. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses ("class-specific fees and expenses"), primarily due to different arrangements for distribution, administrative and shareholder services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each class.

SIGNIFICANT ACCOUNTING POLICIES - The financial statements have been prepared to comply with accounting principles generally accepted in the United States of America. These principles require management to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the fund:

     SECURITY VALUATION - Equity securities are valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market in which the security trades. Fixed-income securities are valued at prices obtained from an independent pricing service, when such prices are available. However, where the investment adviser deems it appropriate, such securities will be valued at the mean quoted bid and asked prices or at prices for securities of comparable maturity, quality and type. Short-term securities maturing within 60 days are valued at amortized cost, which approximates market value. The ability of the issuers of the debt securities held by the fund to meet their obligations may be affected by economic developments in a specific industry, state or region. Forward currency contracts are valued at the mean of their representative quoted bid and asked prices. Securities and other assets for which representative market quotations are not readily available are fair valued as determined in good faith by authority of the fund's Board of Trustees. Various factors may be reviewed in order to make a good faith determination of a security's fair value. These factors include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions.

     SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME - Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

     CLASS ALLOCATIONS - Income, fees and expenses (other than class-specific fees and expenses) and realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, administrative and shareholder services, are charged directly to the respective share class.

     DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS - Dividends and distributions paid to shareholders are recorded on the ex-dividend date.

     NON-U.S. CURRENCY TRANSLATION - Assets and liabilities, including investment securities, denominated in non-U.S. currencies are translated into U.S. dollars at the exchange rates in effect at the end of the reporting period. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. In the accompanying financial statements, the effects of changes in non-U.S. exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in non-U.S. currencies are disclosed separately.

     FORWARD CURRENCY CONTRACTS - The fund may enter into forward currency contracts, which represent agreements to exchange non-U.S. currencies on specific future dates at predetermined rates. The fund enters into these contracts to manage its exposure to changes in non-U.S. exchange rates arising from investments denominated in non-U.S. currencies. Upon entering into these contracts, risks may arise from the potential inability of counterparties to meet the terms of their contracts and from possible movements in non-U.S. exchange rates. Due to these risks, the fund could incur losses up to the entire contract amount, which may exceed the net unrealized value shown in the accompanying financial statements. On a daily basis, the fund values forward currency contracts based on the applicable exchange rates and records unrealized gains or losses. The fund records realized gains or losses at the time the forward contract is closed or offset by another contract with the same broker for the same settlement date and currency.


2.  NON-U.S. INVESTMENTS

INVESTMENT RISK - The risks of investing in securities of non-U.S. issuers may include, but are not limited to, investment and repatriation restrictions; revaluation of currencies; adverse political, social and economic developments; government involvement in the private sector; limited and less reliable investor information; lack of liquidity; certain local tax law considerations; and limited regulation of the securities markets.

TAXATION - Dividend and interest income is recorded net of non-U.S. taxes paid. Gains realized by the fund on the sale of securities in certain countries are subject to non-U.S. taxes. The fund records a liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities. For the six months ended May 31, 2004, there were no non-U.S. taxes paid on realized gains. As of May 31, 2004, there were no non-U.S. taxes provided on unrealized gains.


3. FEDERAL INCOME TAXATION AND DISTRIBUTIONS

The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made.

DISTRIBUTIONS - Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to differing treatment for items such as non-U.S. currency gains and losses; short-term capital gains and losses; capital losses related to sales of securities within 30 days of purchase; deferred expenses; cost of investments sold; and net capital losses. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund. As of May 31, 2004, the cost of investment securities and cash denominated in non-U.S. currencies for federal income tax purposes was $7,056,095,000.

During the six months ended May 31, 2004, the fund reclassified $3,000 from undistributed net investment income to additional paid-in capital to align financial reporting with tax reporting.

As of May 31, 2004, the components of distributable earnings on a tax basis were as follows:
                                                        (dollars in thousands)
Undistributed net investment income and currency gains                  $7,575
Accumulated short-term capital losses                                 (897,289)
Gross unrealized appreciation on investment securities               1,280,724
Gross unrealized depreciation on investment securities                (964,385)


The fund began the period with capital losses above include capital loss carryforwards of $187,487,000, $769,921,000 and $399,829,000 expiring in 2009,
2010 and 2011, respectively. Net capital gains of $459,948,000 have been realized through May 31, 2004. The capital loss carryforwards will be used to offset any capital gains realized by the fund in the current year or in subsequent years through the expiration dates. The fund will not make distributions from capital gains while capital loss carryforwards remain.

For the six months ended May 31, 2004, distributions paid to shareholders from net investment income were $4,011,000 for Class A, $58,000 for Class F, $37,000 for Class 529-A, $15,000 for Class R-4 and $156,000 for Class R-5, totaling $4,277,000 as shown in the accompanying financial statements.


4. FEES AND TRANSACTIONS WITH RELATED PARTIES

Capital Research and Management Company ("CRMC"), the fund's investment adviser, is the parent company of American Funds Service Company ("AFS"), the fund's transfer agent, and American Funds Distributors, Inc. ("AFD"), the principal underwriter of the fund's shares.

INVESTMENT ADVISORY SERVICES - The Investment Advisory and Service Agreement with CRMC provides for monthly fees accrued daily. These fees are based on a declining series of annual rates beginning with 0.580% on the first $500 million of daily net assets and decreasing to 0.345% on such assets in excess of $27 billion. For the six months ended May 31, 2004, the investment advisory services fee was $15,133,000, which was equivalent to an annualized rate of 0.409% of average daily net assets.

CLASS-SPECIFIC FEES AND EXPENSES - Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are described below:

     DISTRIBUTION SERVICES - The fund has adopted plans of distribution for all share classes, except Class R-5. Under the plans, the Board of Trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares. The plans provide for annual expenses, based on a percentage of average daily net assets, ranging from 0.25% to 1.00% as noted below. In some cases, the Board of Trustees has approved expense amounts lower than plan limits. All share classes may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD for providing certain shareholder services. Expenses in excess of these amounts, up to approved limits, may be used to compensate dealers and wholesalers for shares sold.

     For classes A and 529-A, the Board of Trustees has also approved the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. Each class reimburses AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limit of 0.25% is not exceeded. As of May 31, 2004, there were no unreimbursed expenses subject to reimbursement for classes A or 529-A.

     ---------------------------------------------------------------------------
     Share class                    Currently approved limits      Plan limits
     ---------------------------------------------------------------------------
     ---------------------------------------------------------------------------
     Class A                                   0.25%                  0.25%
     ---------------------------------------------------------------------------
     ---------------------------------------------------------------------------
     Class 529-A                               0.25                   0.50
     ---------------------------------------------------------------------------
     ---------------------------------------------------------------------------
     Classes B and 529-B                       1.00                   1.00
     ---------------------------------------------------------------------------
     ---------------------------------------------------------------------------
     Classes C, 529-C and R-1                  1.00                   1.00
     ---------------------------------------------------------------------------
     ---------------------------------------------------------------------------
     Class R-2                                 0.75                   1.00
     ---------------------------------------------------------------------------
     ---------------------------------------------------------------------------
     Classes 529-E and R-3                     0.50                   0.75
     ---------------------------------------------------------------------------
     ---------------------------------------------------------------------------
     Classes F, 529-F and R-4                  0.25                   0.50
     ---------------------------------------------------------------------------

     TRANSFER AGENT SERVICES - The fund has a transfer agent agreement with AFS for classes A and B. Under this agreement, these share classes compensate AFS for transfer agent services including shareholder recordkeeping, communications and transaction processing. AFS is also compensated for certain transfer agent services provided to all other share classes from the administrative services fees paid to CRMC described below.

     ADMINISTRATIVE SERVICES - The fund has an administrative services agreement with CRMC to provide transfer agent and other related shareholder services for all classes of shares other than classes A and B. Each relevant class pays CRMC annual fees of 0.15% (0.10% for Class R-5) based on its respective average daily net assets. Each relevant class also pays AFS additional amounts for certain transfer agent services. CRMC and AFS may use these fees to compensate third parties for performing these services. During the six months ended for classes R-1, R-2 and R-3, CRMC voluntarily agreed to pay a portion of these fees. Each 529 share class is subject to an additional annual administrative services fee of 0.10% of its respective average daily net assets; this fee is payable to the Commonwealth of Virginia for the maintenance of the CollegeAmerica plan. Although these amounts are included with administrative services fees in the accompanying financial statements, the Commonwealth of Virginia is not considered a related party. Administrative services fees are presented gross of any payments made by CRMC

     Expenses under the agreements described above for the six months ended May 31, 2004, were as follows (dollars in thousands):

     --------------------------------------------------------------------------------------------------------------
                                                                         Administrative services
                                                       ------------------------------------------------------------
                                                                                                Commonwealth of
                                                            CRMC                                   Virginia
                      Distribution    Transfer agent    administrative      transfer agent      administrative
     Share class        services         services          services           services             services
     --------------------------------------------------------------------------------------------------------------
      Class A           $8,493           $4,995         Not applicable     Not applicable       Not applicable
     --------------------------------------------------------------------------------------------------------------
     --------------------------------------------------------------------------------------------------------------
      Class B              787              126          Not applicable     Not applicable       Not applicable
     --------------------------------------------------------------------------------------------------------------
     --------------------------------------------------------------------------------------------------------------
      Class C              310           Included             $46                 $16            Not applicable
                                            in
                                      administrative
                                         services
     --------------------------------------------------------------------------------------------------------------
     --------------------------------------------------------------------------------------------------------------
      Class F               64           Included              39                  14            Not applicable
                                            in
                                      administrative
                                         services
     --------------------------------------------------------------------------------------------------------------
     --------------------------------------------------------------------------------------------------------------
      Class 529-A           18           Included              19                  3                  $ 13
                                            in
                                      administrative
                                         services
     --------------------------------------------------------------------------------------------------------------
     --------------------------------------------------------------------------------------------------------------
      Class 529-B           25           Included               4                  2                    2
                                            in
                                      administrative
                                         services
     --------------------------------------------------------------------------------------------------------------
     --------------------------------------------------------------------------------------------------------------
      Class 529-C           36           Included               5                  2                    4
                                            in
                                      administrative
                                         services
     --------------------------------------------------------------------------------------------------------------
     --------------------------------------------------------------------------------------------------------------
      Class 529-E           3            Included               1                  -*                   1
                                            in
                                      administrative
                                         services
     --------------------------------------------------------------------------------------------------------------
     --------------------------------------------------------------------------------------------------------------
      Class 529-F           -*           Included              -*                  -*                  -*
                                            in
                                      administrative
                                         services
     --------------------------------------------------------------------------------------------------------------
     --------------------------------------------------------------------------------------------------------------
      Class R-1             6            Included               1                  1             Not applicable
                                            in
                                      administrative
                                         services
     --------------------------------------------------------------------------------------------------------------
     --------------------------------------------------------------------------------------------------------------
      Class R-2            106           Included              22                 100            Not applicable
                                            in
                                      administrative
                                         services
     --------------------------------------------------------------------------------------------------------------
     --------------------------------------------------------------------------------------------------------------
      Class R-3             57           Included              17                  19            Not applicable
                                            in
                                      administrative
                                         services
     --------------------------------------------------------------------------------------------------------------
     --------------------------------------------------------------------------------------------------------------
      Class R-4             14           Included               9                  1             Not applicable
                                            in
                                      administrative
                                         services
     --------------------------------------------------------------------------------------------------------------
     --------------------------------------------------------------------------------------------------------------
      Class R-5      Not applicable      Included              23                  1             Not applicable
                                            in
                                      administrative
                                         services
     --------------------------------------------------------------------------------------------------------------
     --------------------------------------------------------------------------------------------------------------
        Total            $9,919           $5,121              $186               $159                 $20
     ==============================================================================================================
     * Amount less than one thousand.

     DEFERRED TRUSTEES' COMPENSATION - Since the adoption of the deferred compensation plan in 1993, Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Trustees' compensation in the accompanying financial statements includes $85,000 in current fees (either paid in cash or deferred) and a net increase of $35,000 in the value of the deferred amounts.

     AFFILIATED OFFICERS AND TRUSTEES - Officers and certain Trustees of the fund are or may be considered to be affiliated with CRMC, AFS and AFD. No affiliated officers or Trustees received any compensation directly from the fund.


5. CAPITAL SHARE TRANSACTIONS

Capital share transactions in the fund were as follows (dollars and shares in thousands):

                                                                Reinvestments
                                                                of dividends                                   Net (decrease)
                                              Sales(1)         and  distributions       Repurchases(1)            increase
Share class                              Amount     Shares     Amount     Shares       Amount     Shares        Amount     Shares

SIX MONTHS ENDED MAY 31, 2004
Class A                                $ 373,962    19,525    $ 3,832       213    $ (544,606)   (28,492)   $ (166,812)    (8,754)
Class B                                   20,397     1,102          -         -       (10,065)      (542)       10,332        560
Class C                                   20,210     1,093          -         -        (5,643)      (306)       14,567        787
Class F                                   24,017     1,256         55         3       (10,331)      (542)       13,741        717
Class 529-A                                8,141       428         37         2          (542)       (28)        7,636        402
Class 529-B                                1,832        97          -         -           (63)        (4)        1,769         93
Class 529-C                                2,965       159          -         -          (257)       (13)        2,708       146
Class 529-E                                  412        22          -         -           (11)        (1)          401         21
Class 529-F                                  147         8           - *      - *         (27)        (2)          120          6
Class R-1                                    678        36          -         -           (25)        (1)          653         35
Class R-2                                 15,149       795          -         -        (3,455)      (181)       11,694        614
Class R-3                                 11,623       607          -         -        (3,363)      (177)        8,260        430
Class R-4                                  2,511       131         15         1        (1,397)       (73)        1,129         59
Class R-5                                  3,532       183        148         8        (2,561)      (134)        1,119         57
Total net increase
   (decrease)                          $ 485,576    25,442    $ 4,087       227    $ (582,346)   (30,496)    $ (92,683)    (4,827)

YEAR ENDED NOVEMBER 30, 2003
Class A                                $ 654,297    42,661        $ -         -   $(1,011,106)   (68,130)   $ (356,809)   (25,469)
Class B                                   32,595     2,140          -         -       (15,910)    (1,088)       16,685      1,052
Class C                                   33,567     2,203          -         -       (15,920)    (1,101)       17,647      1,102
Class F                                   36,523     2,317          -         -       (17,928)    (1,135)       18,595      1,182
Class 529-A                                9,660       612          -         -          (507)       (34)        9,153        578
Class 529-B                                2,084       135          -         -           (73)        (4)        2,011        131
Class 529-C                                2,758       178          -         -          (101)        (7)        2,657        171
Class 529-E                                  701        46          -         -            (2)        -*           699         46
Class 529-F                                  189        13          -         -            (8)        (1)          181         12
Class R-1                                    794        53          -         -          (320)       (19)          474         34
Class R-2                                 18,627     1,229          -         -        (4,155)      (280)       14,472        949
Class R-3                                 17,193     1,117          -         -        (4,564)      (293)       12,629        824
Class R-4                                  6,554       436          -         -        (1,677)      (109)        4,877        327
Class R-5                                  8,958       554          -         -        (3,261)      (213)        5,697        341
Total net increase
   (decrease)                          $ 824,500    53,694        $ -         -   $(1,075,532)   (72,414)   $ (251,032)   (18,720)

*    Amount less than one thousand.
(1)  Includes exchanges between share classes of the fund.


6. RESTRICTED SECURITIES

The fund has invested in certain securities for which resale may be limited to qualified buyers or which are otherwise restricted. These securities are identified in the investment portfolio. As of May 31, 2004, the total value of restricted securities was $267,849,000, which represented 3.64% of the net assets of the fund.


7. INVESTMENT TRANSACTIONS AND OTHER DISCLOSURES

The fund made purchases and sales of investment securities, excluding short-term securities, of $1,249,474,000 and $1,323,312,000, respectively, during the six months ended May 31, 2004.

The fund receives a reduction in its custodian fee equal to the amount of interest calculated on certain cash balances held at the custodian bank. For the six months ended May 31, 2004, the custodian fee of $592,000 included $1,000 that was offset by this reduction, rather than paid in cash.



FINANCIAL HIGHLIGHTS (1)

                                                                             Income (loss) from investment operations(2)

                                                                                              Net gains
                                                   Net asset                                 (losses) on
                                                     value,              Net                 securities            Total from
                                                   beginning           investment          (both realized          investment
                                                   of period          income (loss)        and unrealized)         operations
CLASS A:
 Six months ended 5/31/2004 (5)                      $18.11             $.02                    $1.11                $1.13
 Year ended 11/30/2003                                14.94              .01                     3.16                 3.17
 Year ended 11/30/2002                                18.01               -  (6)                (3.07)               (3.07)
 Year ended 11/30/2001                                24.69              .01                    (3.76)               (3.75)
 Year ended 11/30/2000                                29.90              .12                    (2.01)               (1.89)
 Year ended 11/30/1999                                23.65              .10                     8.83                 8.93
CLASS B:
 Six months ended 5/31/2004 (5)                       17.57             (.05)                    1.07                 1.02
 Year ended 11/30/2003                                14.61             (.11)                    3.07                 2.96
 Year ended 11/30/2002                                17.75             (.12)                   (3.02)               (3.14)
 Year ended 11/30/2001                                24.56             (.16)                   (3.72)               (3.88)
 Period from 3/15/2000 to 11/30/2000                  31.27             (.06)                   (6.65)               (6.71)
CLASS C:
 Six months ended 5/31/2004 (5)                       17.52             (.05)                    1.07                 1.02
 Year ended 11/30/2003                                14.57             (.11)                    3.06                 2.95
 Year ended 11/30/2002                                17.70             (.12)                   (3.01)               (3.13)
 Period from 3/15/2001 to 11/30/2001                  19.75             (.16)                   (1.89)               (2.05)
CLASS F:
 Six months ended 5/31/2004 (5)                       18.07              .02                     1.10                 1.12
 Year ended 11/30/2003                                14.91              .01                     3.15                 3.16
 Year ended 11/30/2002                                17.98               -  (6)                (3.07)               (3.07)
 Period from 3/15/2001 to 11/30/2001                  19.92             (.04)                   (1.90)               (1.94)
CLASS 529-A:
 Six months ended 5/31/2004 (5)                       18.11              .02                     1.10                 1.12
 Year ended 11/30/2003                                14.93              .02                     3.16                 3.18
 Period from 2/15/2002 to 11/30/2002                  17.14               -  (6)                (2.21)               (2.21)
CLASS 529-B:
 Six months ended 5/31/2004 (5)                       17.82             (.06)                    1.08                 1.02
 Year ended 11/30/2003                                14.83             (.13)                    3.12                 2.99
 Period from 2/19/2002 to 11/30/2002                  16.76             (.09)                   (1.84)               (1.93)
CLASS 529-C:
 Six months ended 5/31/2004 (5)                       17.83             (.06)                    1.08                 1.02
 Year ended 11/30/2003                                14.84             (.13)                    3.12                 2.99
 Period from 2/21/2002 to 11/30/2002                  16.55             (.09)                   (1.62)               (1.71)
CLASS 529-E:
 Six months ended 5/31/2004 (5)                       18.01             (.01)                    1.10                 1.09
 Year ended 11/30/2003                                14.91             (.05)                    3.15                 3.10
 Period from 3/15/2002 to 11/30/2002                  18.26             (.02)                   (3.33)               (3.35)
CLASS 529-F:
 Six months ended 5/31/2004 (5)                       18.09              .01                     1.10                 1.11
 Year ended 11/30/2003                                14.94             (.01)                    3.16                 3.15
 Period from 10/11/2002 to 11/30/2002                 12.30               -  (6)                 2.64                 2.64
CLASS R-1:
 Six months ended 5/31/2004 (5)                      $17.92            $(.05)                   $1.09                $1.04
 Year ended 11/30/2003                                14.90             (.11)                    3.13                 3.02
 Period from 6/21/2002 to 11/30/2002                  15.45             (.04)                    (.51)                (.55)
CLASS R-2:
 Six months ended 5/31/2004 (5)                       17.92             (.05)                    1.08                 1.03
 Year ended 11/30/2003                                14.88             (.11)                    3.15                 3.04
 Period from 5/31/2002 to 11/30/2002                  17.02             (.05)                   (2.09)               (2.14)
CLASS R-3:
 Six months ended 5/31/2004 (5)                       18.03             (.01)                    1.09                 1.08
 Year ended 11/30/2003                                14.92             (.05)                    3.16                 3.11
 Period from 6/25/2002 to 11/30/2002                  15.26             (.02)                    (.32)                (.34)
CLASS R-4:
 Six months ended 5/31/2004 (5)                       18.12              .02                     1.10                 1.12
 Year ended 11/30/2003                                14.94              .01                     3.17                 3.18
 Period from 7/25/2002 to 11/30/2002                  12.85             (.01)                    2.10                 2.09
CLASS R-5:
 Six months ended 5/31/2004 (5)                       18.21              .05                     1.10                 1.15
 Year ended 11/30/2003                                14.97              .06                     3.18                 3.24
 Period from 5/15/2002 to 11/30/2002                  17.58              .03                    (2.64)               (2.61)


                                                      Dividends and distributions
                                           Dividends
                                           (from net         Distributions       Total              Net asset
                                           investment        (from capital    dividends and         value, end         Total
                                            income)              gains)       distributions         of period         return (3)
CLASS A:
 Six months ended 5/31/2004 (5)            $(.01)                 $ -            $(.01)              $19.23             6.36%
 Year ended 11/30/2003                        -                    -               -                  18.11             21.22
 Year ended 11/30/2002                        -                    -               -                  14.94            (17.05)
 Year ended 11/30/2001                        -                 (2.93)           (2.93)               18.01            (17.67)
 Year ended 11/30/2000                      (.14)               (3.18)           (3.32)               24.69             (7.43)
 Year ended 11/30/1999                      (.14)               (2.54)           (2.68)               29.90             41.71
CLASS B:
 Six months ended 5/31/2004 (5)               -                    -               -                  18.59              5.92
 Year ended 11/30/2003                        -                    -               -                  17.57             20.26
 Year ended 11/30/2002                        -                    -               -                  14.61            (17.69)
 Year ended 11/30/2001                        -                 (2.93)           (2.93)               17.75            (18.36)
 Period from 3/15/2000 to 11/30/2000          -                    -               -                  24.56            (21.46)
CLASS C:
 Six months ended 5/31/2004 (5)               -                    -               -                  18.54              5.94
 Year ended 11/30/2003                        -                    -               -                  17.52             20.25
 Year ended 11/30/2002                        -                    -               -                  14.57            (17.68)
 Period from 3/15/2001 to 11/30/2001          -                    -               -                  17.70            (10.38)
CLASS F:
 Six months ended 5/31/2004 (5)             (.03)                  -             (.03)                19.16              6.29
 Year ended 11/30/2003                        -                    -               -                  18.07             21.19
 Year ended 11/30/2002                        -                    -               -                  14.91            (17.08)
 Period from 3/15/2001 to 11/30/2001          -                    -               -                  17.98             (9.74)
CLASS 529-A:
 Six months ended 5/31/2004 (5)             (.03)                  -             (.03)                19.20              6.32
 Year ended 11/30/2003                        -                    -               -                  18.11             21.30
 Period from 2/15/2002 to 11/30/2002          -                    -               -                  14.93            (12.89)
CLASS 529-B:
 Six months ended 5/31/2004 (5)               -                    -               -                  18.84              5.84
 Year ended 11/30/2003                        -                    -               -                  17.82             20.16
 Period from 2/19/2002 to 11/30/2002          -                    -               -                  14.83            (11.52)
CLASS 529-C:
 Six months ended 5/31/2004 (5)               -                    -               -                  18.85              5.83
 Year ended 11/30/2003                        -                    -               -                  17.83             20.15
 Period from 2/21/2002 to 11/30/2002          -                    -               -                  14.84            (10.33)
CLASS 529-E:
 Six months ended 5/31/2004 (5)               -                    -               -                  19.10              6.16
 Year ended 11/30/2003                        -                    -               -                  18.01             20.79
 Period from 3/15/2002 to 11/30/2002          -                    -               -                  14.91            (18.35)
CLASS 529-F:
 Six months ended 5/31/2004 (5)             (.02)                  -             (.02)                19.18              6.25
 Year ended 11/30/2003                        -                    -               -                  18.09             21.08
 Period from 10/11/2002 to 11/30/2002         -                    -               -                  14.94             21.46
CLASS R-1:
 Six months ended 5/31/2004 (5)              $-                   $-              $-                 $18.96             5.92%
 Year ended 11/30/2003                        -                    -               -                  17.92             20.27
 Period from 6/21/2002 to 11/30/2002          -                    -               -                  14.90             (3.56)
CLASS R-2:
 Six months ended 5/31/2004 (5)               -                    -               -                  18.95              5.86
 Year ended 11/30/2003                        -                    -               -                  17.92             20.43
 Period from 5/31/2002 to 11/30/2002          -                    -               -                  14.88            (12.57)
CLASS R-3:
 Six months ended 5/31/2004 (5)               -                    -               -                  19.11              6.10
 Year ended 11/30/2003                        -                    -               -                  18.03             20.84
 Period from 6/25/2002 to 11/30/2002          -                    -               -                  14.92             (2.23)
CLASS R-4:
 Six months ended 5/31/2004 (5)             (.03)                  -             (.03)                19.21              6.28
 Year ended 11/30/2003                        -                    -               -                  18.12             21.28
 Period from 7/25/2002 to 11/30/2002          -                    -               -                  14.94             16.26
CLASS R-5:
 Six months ended 5/31/2004 (5)             (.06)                  -             (.06)                19.30              6.48
 Year ended 11/30/2003                        -                    -               -                  18.21             21.64
 Period from 5/15/2002 to 11/30/2002          -                    -               -                  14.97            (14.85)


                                                               Ratio of expenses        Ratio of expenses         Ratio of net
                                             Net assets,         to average net         to average net            income (loss)
                                             end of period       assets before          assets after              to average
                                             (in millions)       reimbursement          reimbursement (4)         net assets
CLASS A:
 Six months ended 5/31/2004 (5)                 $6,913               .85% (8)                 .85% (8)                .24% (8)
 Year ended 11/30/2003                           6,671               .89                      .89                     .09
 Year ended 11/30/2002                           5,883               .89                      .89                    (.01)
 Year ended 11/30/2001                           8,086               .82                      .82                     .02
 Year ended 11/30/2000                          10,418               .81                      .81                     .42
 Year ended 11/30/1999                           9,522               .78                      .78                     .42
CLASS B:
 Six months ended 5/31/2004 (5)                   163               1.63  (8)                1.63  (8)               (.53) (8)
 Year ended 11/30/2003                            144               1.68                     1.68                    (.70)
 Year ended 11/30/2002                            104               1.69                     1.69                    (.79)
 Year ended 11/30/2001                            111               1.63                     1.63                    (.81)
 Period from 3/15/2000 to 11/30/2000              85                1.58  (8)                1.58  (8)               (.29) (8)
CLASS C:
 Six months ended 5/31/2004 (5)                   68                1.67  (8)                1.67  (8)               (.55) (8)
 Year ended 11/30/2003                            51                1.69                     1.69                    (.73)
 Year ended 11/30/2002                            26                1.70                     1.70                    (.77)
 Period from 3/15/2001 to 11/30/2001              15                1.86  (8)                1.86  (8)              (1.19) (8)
CLASS F:
 Six months ended 5/31/2004 (5)                   56                 .91  (8)                 .91  (8)                .23  (8)
 Year ended 11/30/2003                            40                 .91                      .91                     .04
 Year ended 11/30/2002                            15                 .95                      .95                    (.02)
 Period from 3/15/2001 to 11/30/2001               7                1.00  (8)                1.00  (8)               (.34) (8)
CLASS 529-A:
 Six months ended 5/31/2004 (5)                   29                 .88  (8)                 .88  (8)                .25  (8)
 Year ended 11/30/2003                            20                 .85                      .85                     .11
 Period from 2/15/2002 to 11/30/2002               8                1.00  (8)                1.00  (8)                .02  (8)
CLASS 529-B:
 Six months ended 5/31/2004 (5)                    6                1.79  (8)                1.79  (8)               (.66) (8)
 Year ended 11/30/2003                             4                1.81                     1.81                    (.86)
 Period from 2/19/2002 to 11/30/2002               1                1.84  (8)                1.84  (8)               (.82) (8)
CLASS 529-C:
 Six months ended 5/31/2004 (5)                    8                1.78  (8)                1.78  (8)               (.65) (8)
 Year ended 11/30/2003                             5                1.80                     1.80                    (.84)
 Period from 2/21/2002 to 11/30/2002               2                1.80  (8)                1.80  (8)               (.78) (8)
CLASS 529-E:
 Six months ended 5/31/2004 (5)                    2                1.24  (8)                1.24  (8)               (.11) (8)
 Year ended 11/30/2003                             1                1.25                     1.25                    (.30)
 Period from 3/15/2002 to 11/30/2002               - (7)            1.25  (8)                1.25  (8)               (.23) (8)
CLASS 529-F:
 Six months ended 5/31/2004 (5)                    - (7)             .99  (8)                 .99  (8)                .15  (8)
 Year ended 11/30/2003                             - (7)            1.00                     1.00                    (.04)
 Period from 10/11/2002 to 11/30/2002              - (7)             .14                      .14                    (.03)
CLASS R-1:
 Six months ended 5/31/2004 (5)                   $2                1.79% (8)                1.66% (8)               (.50)%(8)
 Year ended 11/30/2003                             1                1.96                     1.66                    (.69)
 Period from 6/21/2002 to 11/30/2002               - (7)            1.43                      .73                    (.28)
CLASS R-2:
 Six months ended 5/31/2004 (5)                   34                2.07  (8)                1.62  (8)               (.48) (8)
 Year ended 11/30/2003                            21                2.35                     1.62                    (.68)
 Period from 5/31/2002 to 11/30/2002               3                2.00  (8)                1.63  (8)               (.78) (8)
CLASS R-3:
 Six months ended 5/31/2004 (5)                   26                1.28  (8)                1.24  (8)               (.11) (8)
 Year ended 11/30/2003                            17                1.37                     1.24                    (.29)
 Period from 6/25/2002 to 11/30/2002               2                 .61                      .54                    (.12)
CLASS R-4:
 Six months ended 5/31/2004 (5)                   12                 .87  (8)                 .87  (8)                .24  (8)
 Year ended 11/30/2003                            10                 .88                      .88                     .09
 Period from 7/25/2002 to 11/30/2002               4                 .33                      .31                    (.03)
CLASS R-5:
 Six months ended 5/31/2004 (5)                   47                 .56  (8)                 .56  (8)                .54  (8)
 Year ended 11/30/2003                            44                 .56                      .56                     .41
 Period from 5/15/2002 to 11/30/2002              31                 .56  (8)                 .56  (8)                .44  (8)


                                      Six months ended May 31,               Year ended November 30
                                            2004 (5)               2003     2002     2001     2000     1999

Portfolio turnover rate for
   all classes of shares                     18%                    38%      37%      41%      54%      48%


(1) Based on operations for the period shown (unless otherwise noted) and, accordingly, may not be representative of a full year.
(2) Year ended 1999 is based on shares outstanding on the last day of the year; all other periods are based on average shares outstanding.
(3) Total returns exclude all sales charges, including contingent deferred sales charges.
(4) The ratios in this column reflect the impact, if any, of certain reimbursements and payments from CRMC. During the start-up period for the retirement plan share classes (except Class R-5), CRMC voluntarily agreed to pay a portion of the fees related to transfer agent services.
(5)  Unaudited.
(6)  Amount less than one cent.
(7)  Amount less than $1 million.
(8)  Annualized.


See Notes to Financial Statements




OTHER SHARE CLASS RESULTS                                             unaudited
CLASS B, CLASS C, CLASS F AND CLASS 529

Figures shown are past results and are not predictive of results in future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. For the most current information and month-end results, visit americanfunds.com.

Returns for periods ended June 30, 2004
(the most recent calendar quarter):                                                1 YEAR         LIFE OF CLASS

CLASS B SHARES
Reflecting applicable contingent deferred sales charge (CDSC), maximum of 5%, payable only if shares are sold within
  six years of purchase                                                           + 16.54%           - 9.01% (1)
Not reflecting CDSC                                                               + 21.54%           - 8.63% (1)

CLASS C SHARES
Reflecting CDSC, maximum of 1%, payable only if shares
  are sold within one year of purchase                                            + 20.54%           - 1.60% (2)
Not reflecting CDSC                                                               + 21.54%           - 1.60% (2)

CLASS F SHARES (3)
Not reflecting annual asset-based fee charged by sponsoring firm                  + 22.44%           -  .79% (2)

CLASS 529-A SHARES
Reflecting 5.75% maximum sales charge                                             + 15.46%           + 2.88% (4)
Not reflecting maximum sales charge                                               + 22.51%           + 5.49% (4)

CLASS 529-B SHARES
Reflecting applicable CDSC, maximum of 5%, payable only
  if shares are sold within six years of purchase                                 + 16.37%           + 3.94% (5)
Not reflecting CDSC                                                               + 21.37%           + 5.53% (5)

CLASS 529-C SHARES
Reflecting CDSC, maximum of 1%, payable only if shares
  are sold within one year of purchase                                            + 20.35%           + 6.14% (6)
Not reflecting CDSC                                                               + 21.35%           + 6.14% (6)

CLASS 529-E SHARES (3)                                                            + 22.00%           + 2.45% (7)

CLASS 529-F SHARES (3)
Not reflecting annual asset-based fee charged by sponsoring firm                  + 22.32%          + 30.42% (8)

(1) Average annual total return from March 15, 2000, when Class B shares were first sold.
(2) Average annual total return from March 15, 2001, when Class C and Class F shares were first sold.
(3) These shares are sold without any initial or contingent deferred sales charge.
(4) Average annual total return from February 15, 2002, when Class 529-A shares were first sold.
(5) Average annual total return from February 19, 2002, when Class 529-B shares were first sold.
(6) Average annual total return from February 21, 2002, when Class 529-C shares were first sold.
(7) Average annual total return from March 15, 2002, when Class 529-E shares were first sold.
(8) Average annual total return from October 11, 2002, when Class 529-F shares were first sold.

OFFICES OF THE FUND AND OF THE INVESTMENT ADVISER
Capital Research and Management Company
333 South Hope Street
Los Angeles, CA 90071-1406

135 South State College Boulevard
Brea, CA 92821-5823

TRANSFER AGENT FOR SHAREHOLDER ACCOUNTS
American Funds Service Company
(Please write to the address nearest you.)

P.O. Box 25065 Santa Ana, CA 92799-5065

P.O. Box 659522 San Antonio, TX 78265-9522

P.O. Box 6007 Indianapolis, IN 46206-6007

P.O. Box 2280 Norfolk, VA 23501-2280

CUSTODIAN OF ASSETS
State Street Bank and Trust Company
225 Franklin Street
Boston, MA 02105-1713

COUNSEL
O'Melveny & Myers LLP
400 South Hope Street
Los Angeles, CA 90071-2899

INDEPENDENT AUDITORS
Deloitte & Touche LLP
Two California Plaza
350 South Grand Avenue
Los Angeles, CA 90071-3462

PRINCIPAL UNDERWRITER
American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, CA 90071-1406

There are several ways to invest in The New Economy Fund. Class A shares are subject to a 5.75% maximum up-front sales charge that declines for accounts (and aggregated investments) of $25,000 or more. Other share classes, which are generally not available for certain employer-sponsored retirement plans, have no up-front sales charges but are subject to additional annual expenses and fees. Annualized expenses for Class B shares were 0.78 percentage points higher than for Class A shares; Class B shares convert to Class A shares after eight years of ownership. If redeemed within six years, Class B shares may also be subject to a contingent deferred sales charge ("CDSC") of up to 5% that declines over time. Class C shares were subject to annualized expenses 0.82 percentage points higher than those for Class A shares and a 1% CDSC if redeemed within the first year after purchase. Class C shares convert to Class F shares after 10 years. Class F shares, which are available only through certain fee-based programs offered by broker-dealer firms and registered investment advisers, had higher annualized expenses (by 0.06 percentage points) than did Class A shares, and an annual asset-based fee charged by the sponsoring firm. Expenses are deducted from income earned by the fund. As a result, dividends and investment results will differ for each share class.

INVESTORS SHOULD CAREFULLY CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES OF THE AMERICAN FUNDS AND COLLEGEAMERICA. THIS AND OTHER IMPORTANT INFORMATION IS CONTAINED IN THE FUND'S PROSPECTUS, WHICH CAN BE OBTAINED FROM YOUR FINANCIAL ADVISER AND SHOULD BE READ CAREFULLY BEFORE INVESTING. YOU MAY ALSO CALL AMERICAN FUNDS SERVICE COMPANY AT 800/421-0180 OR VISIT THE AMERICAN FUNDS WEBSITE AT AMERICANFUNDS.COM.

"AMERICAN FUNDS PROXY VOTING GUIDELINES" -- WHICH DESCRIBES HOW WE VOTE PROXIES RELATING TO PORTFOLIO SECURITIES -- IS AVAILABLE UPON REQUEST, FREE OF CHARGE, BY CALLING AMERICAN FUNDS SERVICE COMPANY, VISITING THE AMERICAN FUNDS WEBSITE OR ACCESSING THE U.S. SECURITIES AND EXCHANGE COMMISSION WEBSITE AT WWW.SEC.GOV.

This report is for the information of shareholders of The New Economy Fund, but it may also be used as sales literature when preceded or accompanied by the current prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after September 30, 2004, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

[logo - American Funds(R)]

The right choice for the long term(R)

WHAT MAKES AMERICAN FUNDS DIFFERENT?

For more than 70 years, we have followed a consistent philosophy that we firmly believe is in our investors' best interests. The range of opportunities offered by our family of just 29 carefully conceived, broadly diversified funds has attracted over 25 million shareholder accounts.

OUR UNIQUE COMBINATION OF STRENGTHS INCLUDES THESE FIVE FACTORS:

o  A LONG-TERM, VALUE-ORIENTED APPROACH
   Rather than follow fads, we pursue a consistent strategy, focusing on each investment's long-term potential.

o  AN UNPARALLELED GLOBAL RESEARCH EFFORT
   American Funds draws on one of the industry's most globally integrated research networks.

o  THE MULTIPLE PORTFOLIO COUNSELOR SYSTEM
   Every American Fund is divided among a number of portfolio counselors. Each takes responsibility for a portion independently, within each fund's objectives; in most cases, research analysts manage a portion as well. Over time this method has contributed to a consistency of results and continuity of management.

o  EXPERIENCED INVESTMENT PROFESSIONALS
   The recent market decline was not the first for most of the portfolio counselors who serve the American Funds. Nearly 70% of them were in the investment business before the sharp market decline of 1987.

o  A COMMITMENT TO LOW OPERATING EXPENSES
   American Funds' operating expenses are among the lowest in the mutual fund industry. Our portfolio turnover rates are low as well, keeping transaction costs and tax consequences contained.

29 MUTUAL FUNDS, CONSISTENT PHILOSOPHY, CONSISTENT RESULTS

o  GROWTH FUNDS
   AMCAP Fund(R)
   EuroPacific Growth Fund(R)
   The Growth Fund of America(R)
>  The New Economy Fund(R)
   New Perspective Fund(R)
   New World FundSM
   SMALLCAP World Fund(R)

o  GROWTH-AND-INCOME FUNDS
   American Mutual Fund(R)
   Capital World Growth and Income FundSM
   Fundamental InvestorsSM
   The Investment Company of America(R)
   Washington Mutual Investors FundSM

o  EQUITY-INCOME FUNDS
   Capital Income Builder(R)
   The Income Fund of America(R)

o  BALANCED FUND
   American Balanced Fund(R)

o  BOND FUNDS
   American High-Income TrustSM
   The Bond Fund of AmericaSM
   Capital World Bond Fund(R)
   Intermediate Bond Fund of America(R)
   U.S. Government Securities FundSM

o  TAX-EXEMPT BOND FUNDS
   American High-Income Municipal Bond Fund(R)
   Limited Term Tax-Exempt Bond Fund of AmericaSM
   The Tax-Exempt Bond Fund of America(R)

   STATE-SPECIFIC TAX-EXEMPT FUNDS
   The Tax-Exempt Fund of California(R)
   The Tax-Exempt Fund of Maryland(R)
   The Tax-Exempt Fund of Virginia(R)

o  MONEY MARKET FUNDS
   The Cash Management Trust of America(R)
   The Tax-Exempt Money Fund of AmericaSM
   The U.S. Treasury Money Fund of AmericaSM

THE CAPITAL GROUP COMPANIES

American Funds
Capital Research and Management
Capital International
Capital Guardian
Capital Bank and Trust

Lit. No. MFGESR-914-0704

Litho in USA BDC/L/6276-S1943

Printed on recycled paper

ITEM 2 - Code of Ethics

Not applicable for filing of Semiannual Reports to Shareholders.

ITEM 3 - Audit Committee Financial Expert

Not applicable for filing of Semiannual Reports to Shareholders.

ITEM 4 - Principal Accountant Fees and Services

Not applicable for filing of Semiannual Reports to Shareholders.

ITEM 5 - Audit Committee of Listed Registrants

Not applicable.

ITEM 6 - Reserved

ITEM 7 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 - Reserved

ITEM 9 - Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant's Board of Trustees since the registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The registrant has a nominating committee comprised solely of persons who are not considered "interested persons" of the registrant within the meaning of the Investment Company Act of 1940. The committee periodically reviews such issues as the Board's composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full Board of Trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the Board. Such suggestions must be sent in writing to the nominating committee of the registrant, c/o the registrant's Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating committee.

ITEM 10 - Controls and Procedures

(a) The officers providing the certifications in this report in accordance with rule 30a-2 under the Investment Company Act of 1940 have concluded, based on their evaluation of the Registrant's disclosure controls and procedures (as such term is defined in such rule), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b) There were no changes in the Registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant's last fiscal half-year (the Registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 11 - Exhibits

(a) The Code of Ethics - not applicable for filing of Semiannual Reports to Shareholders.

(b) The certifications required by Rule 30a-2 of the Investment Company Act of 1940, as amended, and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized. The New Economy Fund


By /s/ Timothy D. Armour
-------------------------------------------------------
Timothy D. Armour, President and PEO

Date: August 6, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By    /s/Timothy D. Armour
----------------------------------------------------------
Timothy D. Armour, President and PEO

Date: August 6, 2004


By /s/ David A. Pritchett
--------------------------------------------------------
David A. Pritchett, Treasurer

Date: August 6, 2004